Contract Asset - Schedule of Contract Asset (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Contract Asset [Abstract]
Balance - beginning of the year	$ 160,549	$ 124,522	$ 69,193
Amounts billed and reclassified to accounts receivable	(327,867)	(254,294)	(128,531)
Revenue recognized that was not yet billed	215,941	167,484	219,887
Balance – end of the year	$ 48,623	$ 37,712	$ 160,549